Financial assets at fair value through profit or loss - Breakdown by issuing entity and credit rating (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 7,082
Fair value	6,782
Financial assets held for trading
Financial assets at fair value through profit or loss
Nominal value	6,732
Fair value	6,446
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Nominal value	1,321
Fair value	1,250
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	1,166
Fair value	1,092
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Italy
Financial assets at fair value through profit or loss
Nominal value	178
Fair value	€ 180
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | United States of America
Financial assets at fair value through profit or loss
Nominal value	€ 603
Fair value	€ 536
Rating - Moody's	Aaa
Rating - S&P	AA+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Spain
Financial assets at fair value through profit or loss
Nominal value	€ 166
Fair value	€ 170
Rating - Moody's	Baa1
Rating - S&P	A
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Canada
Financial assets at fair value through profit or loss
Nominal value	€ 65
Fair value	€ 59
Rating - Moody's	Aaa
Rating - S&P	AAA
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | France
Financial assets at fair value through profit or loss
Nominal value	€ 58
Fair value	€ 58
Rating - Moody's	Aa2
Rating - S&P	AA
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Nominal value	€ 96
Fair value	€ 89
Rating - Moody's	from Aaa to A3
Rating - S&P	from AAA to A
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 155
Fair value	158
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate | Italy
Financial assets at fair value through profit or loss
Nominal value	155
Fair value	€ 158
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Other Bonds
Financial assets at fair value through profit or loss
Nominal value	€ 5,411
Fair value	5,196
Financial assets held for trading | Other Bonds | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	3,837
Fair value	3,680
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	819
Fair value	€ 788
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	€ 1,995
Fair value	€ 1,885
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Financial assets held for trading | Other Bonds | Fixed rate | Other bond
Financial assets at fair value through profit or loss
Nominal value	€ 1,023
Fair value	€ 1,007
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 1,574
Fair value	1,516
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	629
Fair value	€ 616
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	€ 469
Fair value	€ 452
Rating - Moody's	from Aa2 to Baa3
Rating - S&P	from AA to BBB-
Financial assets held for trading | Other Bonds | Floating rate | Other bond
Financial assets at fair value through profit or loss
Nominal value	€ 476
Fair value	€ 448
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 350
Fair value	€ 336
Rating - S&P	from AAAm to BBB